Quarterly Results (Unaudited)	12 Months Ended
Dec. 30, 2012
Quarterly Results (Unaudited)

16. Quarterly Results (Unaudited)

Summarized quarterly financial data is presented below

	Quarter Ended
	March 2012	June 2012	September 2012	December 2012	Fiscal 2012
Net sales	$616,925	$588,595	$567,905	$705,060	$2,478,485
Cost of products sold	481,248	456,439	438,564	517,685	1,893,936

Gross profit	135,677	132,156	129,341	187,375	584,549

Net earnings (loss)	9,539	(10,560)	9,878	43,662	52,519

	Quarter Ended
	March 2011	June 2011	September 2011	December 2011	Fiscal 2011
Net sales	$606,311	$602,023	$574,746	$686,482	$2,469,562
Cost of products sold	452,916	460,346	440,496	500,938	1,854,696

Gross profit	153,395	141,677	134,250	185,544	614,866

Net earnings (loss)	20,252	7,581	12,777	(87,524)	(46,914)

Net earnings during fiscal 2012 and fiscal 2011 were affected by the following charges (credits):

	Quarter Ended
	March 2012	June 2012	September 2012	December 2012	Fiscal 2012
Cost of products sold
Restructuring charges (see note 8)	$2,152	$3,537	$14,078	$9,432	$29,199
Restructuring related expenses (a)	1,327	1,513	2,082	3,074	7,996
Aunt Jemima product recall (b)	3,722	(500)	—	(1,150)	2,072
Research and development expenses
Restructuring charges (see note 8)	—	914	465	1,417	2,796
Other expense (income), net
Tradename Impairment charges (c)	—	—	—	520	520
Redemption premium on the early extinguishment of debt (see Note 5)	—	10,785	3,470	—	14,255

	Quarter Ended
	March 2011	June 2011	September 2011	December 2011	Fiscal 2011
Cost of products sold
Restructuring charges (see note 8)	$2,865	$7,567	$3,280	$3,884	$17,596
Aunt Jemima product recall (b)	—	—	—	1,145	1,145
Goodwill impairment charge
Impairment charges (c)	—	—	—	122,900	122,900

Other expense (income), net
Tradename Impairment charges (d)	—	—	—	25,300	25,300
Lehman Brothers Specialty Financing settlement (see Note 5)	—	8,500	—	—	8,500

Interest expense
Amortization of deferred mark-to-market on terminated swap (see Note 11)	705	507	473	434	2,119

(a)	Restructuring related expenses include plant enhancement expenses, removal and transfer of equipment and consulting and engineering costs for restructuring projects.
(b)	On January 27, 2012 we issued a voluntary recall for certain Aunt Jemima frozen pancakes due to potential cross contamination with soy protein which may cause allergic reaction for people who have a soy allergy (See Note 12 for additional information).
(c)	Goodwill impairment charges consist of the following:

•	Fourth quarter 2011—Goodwill Impairment charges of $51,700, $49,700 and $21,500 on the Frozen Breakfast, Private Label and Foodservice reporting units, respectively.
(d)	Tradename impairment charges consist of the following:

•	Fourth quarter 2012—$520 on Bernstein’s.

•	Fourth quarter 2011—$23,700, $1,200 and $400 on the Aunt Jemima breakfast, Lender’s and Bernstein’s tradenames, respectively.